Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Per Category

December 31	2023	2022	2023	2022
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	43,351	7,848
Derivatives (part of 'other non-current receivables')	1,027	—	—	—
Trade receivables	—	—	112,951	100,955
Other current receivables	—	—	22,764	6,063
Derivatives (part of 'current receivables')	857	—	—	—
Cash and cash equivalents	—	—	249,299	82,644
Total	1,884	—	428,365	197,510

December 31	2023	2022	2023	2022
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Convertible Notes	323,528	—	—	—
Liabilities to credit institutions	—	—	120,305	52,590
Trade payables	—	—	64,368	82,516
Derivatives (part of 'Other current liabilities')	—	316	—	—
Accrued expenses	—	—	90,692	90,869
Total	323,528	316	275,365	225,975

Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at December 31, 2023	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of other non-current receivables)	—	1,027	—
Derivatives (part of other current receivables)	—	857	—
Total financial assets	—	1,884	—
Financial liabilities
Convertible Notes	—	—	323,528
Total financial liabilities	—	—	323,528

Recurring fair value measurements at December 31, 2022	Level 1	Level 2	Level 3
Financial liabilities
Derivatives (part of other current liabilities)	—	316	—
Total financial liabilities	—	316	—

Summary of Convertible Notes

Convertible Notes

Convertible Notes
At January 1, 2023	—
Issue of Convertible Notes	324,950
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	72,656
At December 31, 2023	323,528

December 31, 2023
Carrying amount	323,528
Includes: Cumulative fair value changes on Convertible Notes attributable to changes in credit risk, recognized in the fair value reserve	72,656
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(223,314)

Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note

December 31, 2023
Conversion price ($)(1)	1.36-2.52
Share price at valuation date ($)	1.18
Expected price volatility of the Company share (%)	65.00
Risk-free interest rate (%)	3.90
Market interest rate (%)	21.50

(1) The Convertible Notes are convertible at the option of each holder at an initial conversion price of $2.41-2.52 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2024 and March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.

Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

December 31, 2023
Share price decrease 30%	284,266
Share price increase 30%	357,969
Volatility decrease 10%	313,437
Volatility increase 10%	333,614
Risk-free interest rate decrease 1%	321,889
Risk-free interest rate increase 1%	325,089
Market interest rate decrease 1%	332,199
Market interest rate increase 1%	315,256